Revenue - Schedule of Disaggregated Revenue Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	$ 32,268,479	$ 32,336,084	$ 73,426,381	$ 79,510,746	$ 80,671,081
Credit cards [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	17,939,030	19,127,920	43,776,574	48,958,072	60,257,595
Personal loans and mortgages [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	4,867,047	4,582,424	9,308,521	12,185,083	10,166,389
Wealth [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	4,840,609	3,955,279	10,103,677	8,503,596	3,579,975
Insurance [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	4,506,738	4,466,306	9,100,780	8,181,119	5,853,092
Other verticals [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	115,055	204,155	1,136,829	1,682,876	814,030
Over time [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	29,414,661	29,058,618	66,545,723	74,304,623	77,308,336
At a point in time [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	2,853,818	3,277,466	6,880,658	5,206,123	3,362,745
Hong Kong [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	16,312,108	14,194,612	31,116,926	30,443,311	26,947,177
Singapore [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	11,831,665	12,857,209	30,933,640	30,890,285	32,069,713
Philippines [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	2,440,792	3,475,989	7,372,109	12,843,932	14,169,389
Taiwan [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information	$ 1,683,914	$ 1,808,274	4,003,706	5,136,523	6,742,747
Malaysia [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information				196,695	738,053
Other Asia [Member]
Schedule of Disaggregated Revenue Information [Line Items]
Total Disaggregated revenue information					$ 4,002